Property and Equipment - Schedule Of Property Plant And Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,801	$ 6,159	$ 4,317
Less: accumulated depreciation and amortization	(4,104)	(2,911)	(1,759)
Property and equipment, net	4,697	3,248	2,558
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,455	3,141	2,042
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,580	1,109	777
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,766	1,781	1,188
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 0	$ 128	$ 310